Loss Per Share - Schedule of Loss Per Share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Loss for the period	SFr (38,698)	SFr (18,552)	SFr (14,873)
Basic Loss per share
Basic, loss for the period attributable to equity holders	SFr (12.94)	SFr (6.68)	SFr (5.77)
Weighted-average number of shares used to compute loss per share basic	2,989,434	2,777,589	2,579,385
Diluted Loss per share
Diluted, loss for the period attributable to equity holders	SFr (12.94)	SFr (6.68)	SFr (5.77)
Weighted-average number of shares used to compute loss per share diluted	2,989,434	2,777,589	2,579,385